DISCLOSURES ABOUT FAIR VALUES (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENTS [Abstract]
DISCLOSURES ABOUT FAIR VALUES
Effective January 1, 2008, the Company adopted ASC 820, Fair Value Measurements and Disclosures, which requires enhanced disclosures of assets and liabilities carried at fair value.  ASC 820 established a hierarchical disclosure framework based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation.  ASC 820 defines the input levels as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.  U.S. treasuries are in Level 1 and valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.  Equity securities and options that are actively traded and exchange listed in the U.S. are also included in Level 1.  Equity security valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.  Level 2 assets consist of fixed income investments valued based on quoted prices for identical or similar assets in markets that are not active and investments carried as equity securities that do not have an actively traded market that are valued based on their audited GAAP book value.

Level 3 - Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.  The Company does not have any Level 3 financial assets or liabilities.

The following table presents the level within the hierarchy at which the Company’s financial assets and financial liabilities are measured on a recurring basis as of June 30, 2011.

	Level 1	Level 2	Level 3	Total

Assets
Fixed Maturities, available for sale	$81,244,270	$65,899,306	$0	$147,143,576
Equity Securities, available for sale	0	16,934,688	0	16,934,688
Trading Securities	28,429,912	0	0	28,429,912
Total	$109,674,182	$82,833,994	$0	$192,508,176

Liabilities
Trading Securities	$13,315,284	$0	$0	$13,315,284

The financial statements include various estimated fair value information at June 30, 2011 and December 31, 2010, as required by ASC 820.  Such information, which pertains to the Company's financial instruments, is based on the requirements set forth in that Statement and does not purport to represent the aggregate net fair value of the Company.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments required to be valued by ASC 820 for which it is practicable to estimate that value:

(a)  Cash and cash equivalents

The carrying amount in the financial statements approximates fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

(b)  Fixed maturities and investments available for sale

The Company utilized a pricing service to estimate fair value measurements for its fixed maturities and public common and preferred stocks.  The pricing service utilizes market quotations for securities that have quoted market prices in active markets.  Since fixed maturities other than U.S. Treasury securities generally do not trade on a daily basis, the pricing service prepares estimates of fair value measurements using relevant market data, benchmark curves, sector groupings and matrix pricing.  As the fair value estimates of most fixed maturity investments are based on observable market information rather than market quotes, the estimates of fair value other than U.S. Treasury securities are included in Level 2 of the hierarchy.  U.S. Treasury securities are included in the amount disclosed in Level 1 as the estimates are based on unadjusted prices.  The Company’s Level 2 investments include obligations of U.S. government agencies, municipal bonds, corporate debt securities and other mortgage backed securities.

(c)  Trading securities

Securities designated as trading securities are reported at fair value using market quotes, with gains or losses resulting from changes in fair value recognized in earnings.  Trading securities include exchange-traded equities and exchange-traded equity long and short options.

(d)  Mortgage loans on real estate

The fair values of mortgage loans are estimated using discounted cash flow analyses and interest rates being offered for similar loans to borrowers with similar credit ratings.

(e)  Discounted mortgage loans

The Company has been purchasing non-performing loans at a deep discount through an auction process led by the federal government.  In general, the discounted loans are non-performing and there is a significant amount of uncertainty surrounding the timing and amount of cash flows to be received by the Company.  Accordingly, the Company records its investment in the discounted loans at its original purchase price.  Management has determined the fair value to be too difficult to calculate but believes it approximates the carrying value of these investments.  Management works the loans with the borrower to reach a settlement on the loan or they foreclose on the underlying collateral which is primarily commercial real estate.  For cash payments received during the work out process, the Company records these payments to interest income on a cash basis.  For loan settlements reached, the Company records the amount in excess of the carrying amount of the loan as a discount accretion to investment income at the closing date.  Management reviews the discount loan portfolio regularly for impairment.  If an impairment is identified (after consideration of the underlying collateral), the Company records an impairment to earnings in the period the information becomes known.

(f)  Policy loans

Policy loans are carried at the aggregate unpaid principal balances in the consolidated balance sheets which approximates fair value, and earn interest at rates ranging from 4% to 8%.  Individual policy liabilities in all cases equal or exceed outstanding policy loan balances.

(g)  Short-term investments

Quoted market prices, if available, are used to determine the fair value.  If quoted market prices are not available, management estimates the fair value based on the quoted market price of a financial instrument with similar characteristics.

(h)  Notes payable

For borrowings subject to floating rates of interest, carrying value is a reasonable estimate of fair value.  For fixed rate borrowings fair value is determined based on the borrowing rates currently available to the Company for loans with similar terms and average maturities.

The estimated fair values of the Company's financial instruments required to be valued by ASC 820 are as follows:

	June 30, 2011		December 31, 2010
Assets	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Fixed maturities available for sale	$147,143,576	$147,143,576	$147,905,948	$147,905,948
Equity securities	11,745,930	11,745,930	13,884,257	13,884,257
Trading securities	28,429,912	28,429,912	37,029,550	37,029,550
Securities of affiliate	5,188,758	5,188,758	5,137,700	5,137,700
Mortgage loans on real estate	11,662,614	11,723,700	12,411,587	12,524,140
Discounted mortgage loans	38,150,327	39,105,560	47,523,860	49,294,797
Policy loans	13,913,044	13,913,044	13,976,019	13,976,019

Liabilities
Notes payable	13,303,065	13,152,089	10,372,239	10,136,433
Trading securities	13,315,284	13,315,284	18,429,677	18,429,677

6.        DISCLOSURES ABOUT FAIR VALUES

ASC 820, “Fair Value Measurements and Disclosures” established a hierarchical disclosure framework based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation.  ASC 820 defines the input levels as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.  U.S. treasuries are in Level 1 and valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.  Equity securities that are actively traded on an exchange listed in the U.S. are also included in Level 1.  Equity security valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.  Level 2 assets consist of fixed income investments valued based on quoted prices for identical or similar assets in markets that are not active and investments carried as equity securities that do not have an actively traded market that are valued based on their audited GAAP book value.

Level 3 - Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.  The Company does not have any Level 3 financial assets or liabilities.

The following table presents the level within the hierarchy at which the Company’s financial assets and financial liabilities that are measured and recorded on a recurring basis at fair value as of December 31, 2010 and 2009:

2010	Level 1	Level 2	Level 3	Total

Assets
Fixed Maturities, available for sale	$6,881,434	$141,024,514	$0	$147,905,948
Equity Securities, available for sale	0	19,021,957	0	19,021,957
Trading Securities	37,029,550	0	0	37,029,550
Total	$43,910,984	$160,046,471	$0	$203,957,455

Liabilities
Trading Securities	$18,429,677	$0	$0	$18,429,677

2009	Level 1	Level 2	Level 3	Total

Assets
Fixed Maturities, available for sale	$6,831,432	$132,873,261	$0	$139,704,693
Equity Securities, available for sale	15,691,037	2,690,047	0	18,381,084
Trading Securities	19,613,472	0	0	19,613,472
Total	$42,135,941	$135,563,308	$0	$177,699,249

Liabilities
Trading Securities	$11,671,911	$0	$0	$11,671,911

As of December 31, 2010 and 2009, the Company held $53 million and $46 million of real estate for sale, respectively.  The real estate is recorded at the lower of the net investment in the loan or the fair value of the real estate less costs to sell.  The determination of fair value assessments are performed on a periodic basis by external appraisal and assessment of property values by management.  Management believes these fair value assessments are classified as a Level 2 valuation technique under ASC 820, Fair Value Measurements and Disclosures as of December 31, 2010 and 2009.

Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans and policy loans. Accordingly such investments are only included in the fair value hierarchy disclosure when the investment is subject to re-measurement at fair value after initial recognition and the resulting re-measurement is reflected in the consolidated financial statements.

The financial statements include various estimated fair value information at December 31, 2010 and 2009, as required by ASC 820.  Such information, which pertains to the Company’s financial instruments, is based on the requirements set forth in that guidance and does not purport to represent the aggregate net fair value of the Company.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument required to be valued by ASC 820 for which it is practicable to estimate that value:

(a)  Cash and cash equivalents

The carrying amount in the financial statements approximates fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

(b)  Fixed maturities and investments available for sale

The Company utilized a pricing service to estimate fair value measurements for its fixed maturities and public common and preferred stocks.  The pricing service utilizes market quotations for securities that have quoted market prices in active markets.  Since fixed maturities other than U.S. Treasury securities generally do not trade on a daily basis, the pricing service prepares estimates of fair value measurements using relevant market data, benchmark curves, sector groupings and matrix pricing.  As the fair value estimates of most fixed maturity investments are based on observable market information rather than market quotes, the estimates of fair value other than U.S. Treasury securities are included in Level 2 of the hierarchy.  U.S. Treasury securities are included in the amount disclosed in Level 1 as the estimates are based on unadjusted prices.  The Company’s Level 2 investments include obligations of U.S. government agencies, municipal bonds, corporate debt securities and other mortgage backed securities.

(c)  Trading Securities

Securities designated as trading securities are reported at fair value using market quotes, with gains or losses resulting from changes in fair value recognized in earnings. Trading securities include exchange traded equities and exchange traded equity long and short options.

(d)  Mortgage loans on real estate

The fair values of mortgage loans are estimated using discounted cash flow analyses and interest rates being offered for similar loans to borrowers with similar credit ratings.

During 2009 and 2010, the Company purchased non-performing loans at a deep discount through an auction process led by the federal government.  In general, the discounted loans are non-performing and there is a significant amount of uncertainty surrounding the timing and amount of cash flows to be received by the Company.  Accordingly, the Company records its investment in the discounted loans at its original purchase price.  Management works the loans with the borrower to reach a settlement on the loan or they foreclose on the underlying collateral which is primarily commercial real estate.  For cash payments received during the work out process, the Company records these payments to interest income on a cash basis.  For loan settlements reached, the Company records the amount in excess of the carrying amount of the loan as a discount accretion to investment income at the closing date.  Management reviews the discount loan portfolio regularly for impairment.  If an impairment is identified (after consideration of the underlying collateral), the Company records an impairment to earnings in the period the information becomes known.

(e)  Policy loans

Policy loans are carried at the aggregate unpaid principal balances in the consolidated balance sheets which approximates fair value, and earn interest at rates ranging from 4% to 8%.  Individual policy liabilities in all cases equal or exceed outstanding policy loan balances.

(f)  Short-term investments

Quoted market prices, if available, are used to determine the fair value.  If quoted market prices are not available, management estimates the fair value based on the quoted market price of a financial instrument with similar characteristics.

(g)  Notes payable

For borrowings subject to floating rates of interest, carrying value is a reasonable estimate of fair value.  For fixed rate borrowings fair value is determined based on the borrowing rates currently available to the Company for loans with similar terms and average maturities.

The estimated fair values of the Company’s financial instruments required to be valued by ASC 820 are as follows as of December 31:

	2010		2009
Assets	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Fixed maturities available for sale	$147,905,948	$147,905,948	$139,704,693	$139,704,693
Equity securities	13,884,257	13,884,257	13,323,322	13,323,322
Trading securities	37,029,550	37,029,550	19,613,472	19,613,472
Securities of affiliate	5,137,700	5,137,700	5,057,762	5,057,762
Mortgage loans on real estate	12,411,587	12,524,140	27,041,447	27,192,239
Discounted mortgage loans	47,523,860	49,294,797	34,229,937	34,426,249
Policy loans	13,976,019	13,976,019	14,343,606	14,343,606
Short term	0	0	700,000	700,000

Liabilities
Notes payable	10,372,239	10,136,433	14,402,889	14,267,364
Trading securities	18,429,677	18,429,677	11,671,911	11,671,911